Risk/Return Detail Data - SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO	Apr. 29, 2025 USD ($)
Risk/Return:
Registrant Name	Fidelity Select Portfolios
SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO | Select Gold Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Gold Portfolio /Fidelity Advisor® Gold Fund A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Gold Portfolio seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 20 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17 % of the average value of its portfolio.
Portfolio Turnover, Rate	17.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 20 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in common stocks and in certain precious metals. Investing primarily in companies engaged in exploration, mining, processing, or dealing in gold, or to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals. Normally investing at least 80% of assets in securities of companies principally engaged in gold-related activities, and in gold bullion or coins. Gold-related activities may include exploration, mining, processing, or dealing in gold, or the manufacture or distribution of gold products such as jewelry, watches, and gold foil and leaf. Companies principally engaged in gold-related activities may also include companies that invest in other companies engaged in gold-related activities. The Adviser treats investments in instruments whose value is linked to the price of gold as investments in gold bullion or coins. For purposes of the fund's policy to normally invest at least 80% of its assets in securities of companies principally engaged in the business activity or activities identified for the fund, Fidelity may consider a company to be principally engaged in the designated business activity or activities based on: (i) the level of a company's assets, income, sales, or profits that are committed to, derived from, or related to the designated business activity or activities, or (ii) whether a third party has given the company an industry or sector classification consistent with the designated business activity or activities. Whether a company is principally engaged in the designated business activity or activities can be determined under any of these factors. Effective December 11, 2025, derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing up to 25% of assets in gold and other precious metals through a wholly-owned subsidiary organized under the laws of the Cayman Islands. Potentially investing in other precious metals, instruments whose value is linked to the price of precious metals, and securities of companies that manufacture and distribute precious metal and minerals products (such as jewelry, watches, and metal foil and leaf) and companies that invest in other companies engaged in gold and other precious metal and mineral-related activities. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Strategy Portfolio Concentration [Text]	Normally investing at least 80% of assets in securities of companies principally engaged in gold-related activities, and in gold bullion or coins.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Bar Chart, Year to Date Return	33.87%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	55.40%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(29.01%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO | Select Gold Portfolio | Fidelity Advisor Gold Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.70%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%
Total annual operating expenses	0.72%
1 year	$ 74
3 years	230
5 years	401
10 years	894
1 Year	74
3 Years	230
5 Years	401
10 Years	$ 894
SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO | Select Gold Portfolio | Fidelity Advisor Gold Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.70%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.02%
Total annual operating expenses	0.97%
1 year	$ 668
3 years	866
5 years	1,080
10 years	1,696
1 Year	668
3 Years	866
5 Years	1,080
10 Years	$ 1,696
2015	(18.07%)
2016	46.80%
2017	8.28%
2018	(13.28%)
2019	35.05%
2020	26.45%
2021	(10.70%)
2022	(13.74%)
2023	(0.65%)
2024	14.59%
SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO | Select Gold Portfolio | Fidelity Advisor Gold Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[2]
Management fee	0.70%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.02%
Total annual operating expenses	1.72%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 275
3 years	542
5 years	933
10 years	1,831
1 Year	175
3 Years	542
5 Years	933
10 Years	$ 1,831
SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO | Select Gold Portfolio | Fidelity Advisor Gold Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.70%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.02%
Total annual operating expenses	1.22%
1 year	$ 470
3 years	724
5 years	997
10 years	1,776
1 Year	470
3 Years	724
5 Years	997
10 Years	$ 1,776
SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO | Select Gold Portfolio | Fidelity Advisor Gold Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.57%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.03%
Total annual operating expenses	0.60%
1 year	$ 61
3 years	192
5 years	335
10 years	750
1 Year	61
3 Years	192
5 Years	335
10 Years	$ 750
Annual Return, Inception Date	Oct. 02, 2018
SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO | Select Gold Portfolio | Return Before Taxes | Fidelity Advisor Gold Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	14.87%
Past 5 years	2.39%
Past 10 years	5.72%
SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO | Select Gold Portfolio | Return Before Taxes | Fidelity Advisor Gold Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	8.01%
Past 5 years	0.89%
Past 10 years	4.77%
SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO | Select Gold Portfolio | Return Before Taxes | Fidelity Advisor Gold Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	12.79%
Past 5 years	1.37%
Past 10 years	4.81%
SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO | Select Gold Portfolio | Return Before Taxes | Fidelity Advisor Gold Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	10.33%
Past 5 years	1.09%
Past 10 years	4.72%
SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO | Select Gold Portfolio | Return Before Taxes | Fidelity Advisor Gold Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	15.06%
Past 5 years	2.53%
Since Inception	8.57%	[3]
SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO | Select Gold Portfolio | After Taxes on Distributions | Fidelity Advisor Gold Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	6.88%
Past 5 years	0.32%
Past 10 years	4.35%
SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO | Select Gold Portfolio | After Taxes on Distributions and Sales | Fidelity Advisor Gold Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	5.11%
Past 5 years	0.59%
Past 10 years	3.69%
SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO | Select Gold Portfolio | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO | Select Gold Portfolio | IXZGF
Risk/Return:
Label	S&P® Global BMI Gold Capped 20/45 Linked Index
Past 1 year	11.44%
Past 5 years	5.03%
Past 10 years	9.04%

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[2]	B On Class C shares redeemed less than one year after purchase.
[3]	A From October 2, 2018 .